Supplement dated July 1, 1998
                to the following prospectuses dated May 1, 1998

       Separate Account A - Value Guard II, Individual and Group Variable
                               Annuity Contracts
      Separate Account B - Value Plus, Single Premium Variable Life Policy
Separate Account D - Guardian Investor, Variable Annuity Contracts (individual)
   Separate Account D - Guardian Investor, Variable Annuity Contracts (group)
        Separate Account E - Guardian Investor Retirement Asset Manager
 Separate Account K - Park Avenue Life Variable Whole Life Insurance Policy With
                          Modified Scheduled Premiums
     Separate Account M - Park Avenue VUL, Flexible Premium Adjustable Life
                                Insurance Policy

This Supplement should be retained with the Prospectus for future reference.

The following supplements disclosure found on the first page of each of the above-listed prospectuses and all sales literature:

      THE POLICY OR CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION, AND THE POLICY IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.